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                                                                      CONSECO(R)


CONSECO VARIABLE INSURANCE COMPANY

Formerly
GREAT AMERICAN RESERVE INSURANCE COMPANY>>


Annual Report to
Contract Owners

December 31, 1998




                               Great American Reserve Variable Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 1998

================================================================================


Great American Reserve Variable Annuity Account C                           Page
Statement of Assets and Liabilities as of December 31, 1998 ................  2
Statements of Operations for the Years Ended
 December 31, 1998 and 1997 ................................................  5
Statements of Changes in Net Assets for the Years Ended
 December 31, 1998 and 1997 ................................................  5
Notes to Financial Statements ..............................................  6
Report of Independent Accountants ..........................................  8

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

Statement of Assets and Liabilities

December 31, 1998

====================================================================================================================================
                                                                                     Shares              Cost               Value
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio ....................................................          11,149.7       $    508,822       $    593,389
       Leveraged AllCap Portfolio ..........................................          39,844.0            962,015          1,390,555
       MidCap Growth Portfolio .............................................           4,597.4            118,610            132,726
       Small Capitalization Portfolio ......................................          54,628.7          2,256,203          2,402,023
     American Century Variable Portfolios, Inc.:
       International Fund ..................................................          17,811.0            134,749            135,720
       Value Fund ..........................................................          21,090.5            145,345            141,939
       Income and Growth Fund ..............................................          14,667.6             84,886             99,447

     Berger Institutional Products Trust:
       100 Fund ............................................................          19,930.8            234,935            256,907
       Growth and Income Fund ..............................................          10,470.9            151,123            174,132
       Small Company Growth Fund ...........................................           9,380.0            114,894            115,186
       BIAM International Fund .............................................               0.1                  1                  2
     Conseco Series Trust:
       Asset Allocation Portfolio ..........................................       1,191,919.6         15,988,448         16,291,143
       Common Stock Portfolio ..............................................       8,510,918.6        170,109,446        183,714,329
       Corporate Bond Portfolio ............................................       1,468,555.5         14,655,047         14,751,679
       Government Securities Portfolio .....................................          77,402.6            948,349            940,135
       Money Market Portfolio ..............................................       5,468,639.0          5,468,639          5,468,639
     The Dreyfus Socially Responsible Growth Fund, Inc. ....................          59,457.2          1,643,784          1,847,929
     Dreyfus Stock Index Fund ..............................................         436,107.6         11,638,392         14,182,220
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio .........................................             843.8             16,621             19,365
     Federated Insurance Series:
       High Income Bond Fund II ............................................          51,180.6            559,449            558,892
       International Equity Fund II ........................................          14,940.2            227,873            229,930
       Utility Fund II .....................................................          49,327.1            691,854            753,226
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio ................................................           1,914.5             22,854             21,673
       Industrial Income Portfolio .........................................           1,925.8             34,526             35,840
     Janus Aspen Series:
       Aggressive Growth Portfolio .........................................         108,325.8          2,148,101          2,988,707
       Growth Portfolio ....................................................         164,036.6          3,145,770          3,861,423
       Worldwide Growth Portfolio ..........................................         526,760.7         12,582,299         15,323,468
     Lazard Retirement Series Inc.:
       Small Cap Portfolio .................................................             388.4              3,336              3,697
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio .........................................             677.2             13,488             13,983
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio .........................................             354.6              5,096              5,252
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio .....................................          17,670.4            243,155            244,205
       Partners Portfolio ..................................................          22,810.5            429,570            431,803
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II ......................................................          14,719.9            231,540            235,813
     Strong Opportunity Fund II, Inc. ......................................           5,707.3            115,417            123,962
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund ..........................................          18,153.3            234,575            167,010
       Worldwide Bond Fund .................................................           2,945.2             32,708             36,167
       Worldwide Emerging Markets Fund .....................................          13,168.3            112,040             93,758
       Worldwide Real Estate Fund ..........................................             293.4              2,635              2,799
------------------------------------------------------------------------------------------------------------------------------------
         Total assets ......................................................                                             267,789,073

Liabilities:
   Amounts due to Conseco Variable Insurance Company .......................                                                 215,506
------------------------------------------------------------------------------------------------------------------------------------
         Net assets (Note 6) ...............................................                                            $267,573,567
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

December 31, 1998

====================================================================================================================================
                                                                                              UNITS      UNIT VALUE   REPORTED VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     The Alger American Fund:
       Growth Portfolio ...............................................................      335,852.3    $  1.765379   $    592,907
       Leveraged AllCap Portfolio .....................................................      479,431.7       2.898075      1,389,429
       Midcap Growth Portfolio ........................................................       85,728.9       1.546930        132,617
       Small Capitalization Portfolio .................................................    1,509,931.8       1.589518      2,400,064
     American Century Variable Portfolios, Inc.:
       International Fund .............................................................      105,232.7       1.288519        135,594
       Value Fund .....................................................................      111,174.7       1.275597        141,814
       Income and Growth Fund .........................................................       91,593.4       1.084816         99,362
     Berger Institutional Products Trust:
       100 Fund .......................................................................      196,341.6       1.307378        256,693
       Growth and Income Fund .........................................................      115,344.2       1.508510        173,998
       Small Company Growth Fund ......................................................       83,064.3       1.385556        115,090
       BIAM International Fund ........................................................            0.0       1.118101              0
     Conseco Series Trust:
       Asset Allocation Portfolio .....................................................    7,300,113.8       2.218603     16,196,057
       Common Stock Portfolio
         Qualified ....................................................................    7,294,849.0      24.295266    177,230,301
         Nonqualified .................................................................      223,506.1      19.231766      4,298,417
       Corporate Bond Portfolio
         Qualified ....................................................................    2,455,410.8       5.738363     14,090,040
         Nonqualified .................................................................       93,115.4       5.513550        513,396
       Government Securities Portfolio ................................................      702,664.8       1.336418        939,054
       Money Market Portfolio
         Qualified ....................................................................    1,791,071.6       2.821406      5,053,340
         Nonqualified .................................................................      131,045.9       2.821405        369,734
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................      802,406.0       2.301103      1,846,419
     Dreyfus Stock Index Fund .........................................................    5,996,869.5       2.351933     14,104,234
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio ....................................................       18,002.3       1.074802         19,349
     Federated Insurance Series:
       High Income Bond Fund II .......................................................      402,613.1       1.387018        558,432
       International Equity Fund II ...................................................      153,805.0       1.493697        229,738
       Utility Fund II ................................................................      428,132.7       1.757846        752,591
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio ...........................................................       22,718.7       0.953146         21,654
       Industrial Income Portfolio ....................................................       34,697.3       1.032042         35,809
     Janus Aspen Series:
       Aggressive Growth Portfolio ....................................................    1,484,764.6       2.011276      2,986,271
       Growth Portfolio ...............................................................    1,722,620.7       2.239752      3,858,243
       Worldwide Growth Portfolio .....................................................    6,332,820.3       2.393977     15,160,624
     Lazard Retirement Series Inc.:
       Small Cap Portfolio ............................................................        4,307.2       0.857665          3,694
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio ....................................................       13,870.3       1.007282         13,971
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio ....................................................        5,287.1       0.992464          5,247
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio ................................................      225,717.1       1.080994        243,999
       Partners Portfolio .............................................................      336,370.8       1.282632        431,440
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II .................................................................      145,329.2       1.622454        235,790
     Strong Opportunity Fund II, Inc. .................................................       89,350.2       1.386225        123,859
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund .....................................................      198,619.0       0.840028        166,846
       Worldwide Bond Fund ............................................................       30,830.4       1.172096         36,136
       Worldwide Emerging Markets Fund ................................................      177,923.9       0.526522         93,681
       Worldwide Real Estate Fund .....................................................        3,276.4       0.853728          2,797
------------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' deferred annuity reserves ......                                 $265,058,731
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

December 31, 1998

==================================================================================================
                                                                                        REPORTED
                                                                                         VALUE
--------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred annuity reserves (from page 3)   $265,058,731
--------------------------------------------------------------------------------------------------

   Contract owners' annuity payment reserves:
     Conseco Series Trust:
       Asset Allocation Portfolio
         Qualified ................................................................         95,125
       Common Stock Portfolio
         Qualified ................................................................      2,123,088
         Nonqualified .............................................................         22,287
       Corporate Bond Portfolio
         Qualified ................................................................         95,748
       Money Market Portfolio
         Qualified ................................................................         26,603
       Dreyfus Stock Index Fund ...................................................         49,385
       Janus Aspen Worldwide Growth Portfolio .....................................        102,600
--------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' annuity payment reserves ...      2,514,836
--------------------------------------------------------------------------------------------------
              Net assets ..........................................................   $267,573,567
==================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

Statements of Operations

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                                                                         1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ..............................................    $  19,540,381     $  48,081,385
Expenses:
   Mortality and expense risk fees .............................................................        1,827,897         1,556,503
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income .....................................................................       17,712,484        46,524,882
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) of investments:
   Net realized gains on sales of investments in portfolio shares ..............................        9,273,245         2,417,325
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares .....        8,806,324       (14,329,631)
------------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares ........................................       18,079,569       (11,912,306)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations ..............................................    $  35,792,053     $  34,612,576
====================================================================================================================================


Statements of Changes in Net Assets

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                                                                         1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .......................................................................    $  17,712,484     $  46,524,882
   Net realized gains on sales of investments in portfolio shares ..............................        9,273,245         2,417,325
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares .....        8,806,324       (14,329,631)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations ................................................       35,792,053        34,612,576
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..............................................................       25,628,081        26,160,248
   Contract redemptions ........................................................................      (34,314,124)      (14,213,522)
   Net transfers ...............................................................................       (8,796,326)        4,514,784
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners' transactions ..................      (17,482,369)       16,461,510
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ..............................................................       18,309,684        51,074,086
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................................................      249,263,883       198,189,797
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year (Note 6) ......................................................    $ 267,573,567     $ 249,263,883
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

December 31, 1998

================================================================================
(1) General

     Conseco  Variable   Insurance  Company  (formerly  Great  American  Reserve
Insurance Company prior to its name change in October 1998) Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. It is anticipated that on May 1, 1999, a filing will be made with the Securities and Exchange Commission to change the name of Great American Reserve Variable Account C to Conseco Variable Account C. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

     The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
   Growth Portfolio (May 1, 1997)
   Leveraged AllCap Portfolio (June 1, 1995)
   MidCap Growth Portfolio (May 1, 1997)
   Small Capitalization Portfolio (June 1, 1995)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund (May 1, 1997)
   Value Fund (May 1, 1997)

BERGER  INSTITUTIONAL  PRODUCTS  TRUST (MAY 1, 1997)
  100 Fund
  Growth and Income
  Fund Small Company Growth Fund
  BIAM International Fund

CONSECO SERIES TRUST
   Asset Allocation Portfolio
   Common Stock Portfolio
   Corporate Bond Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   High Yield Portfolio
   Industrial Income Portfolio

JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
(MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Growth Fund II (May 1, 1997)

STRONG OPPORTUNITY FUND II, Inc. (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund (June 1, 1995)
   Worldwide Emerging Markets Fund (June 1, 1996)
   Worldwide Hard Assets Fund (June 1,1995)
   Worldwide Real Estate Fund (May 1, 1998)

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) Summary of Significant Accounting Policies
Investment Valuation, Transactions and Income

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

Federal Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

December 31, 1998

================================================================================
(2)  Summary of Significant Accounting Policies
     (Continued)

Annuity Reserves

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table and the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                                  December 31,      December 31,
                                                     1998              1997
--------------------------------------------------------------------------------
Conseco Series Trust:
   Asset Allocation ............................    $1.043             $0.999

   Common Stock
     Qualified .................................     7.308              6.600
     Nonqualified ..............................     6.766              6.111
   Corporate Bond
     Qualified .................................     5.012              4.934
     Nonqualified ..............................     5.016              4.937
   Money Market
     Qualified .................................     1.019              1.012
Dreyfus Stock Index Fund .......................     1.097                N/A
Janus Aspen Worldwide Growth ...................     1.660              0.999
================================================================================

(3)  Purchases and Sales of Investments in
     Portfolio Shares

     The aggregate cost of purchases of investments in portfolio shares were $63,530,550 and $80,455,901 for the years ended December 31, 1998 and 1997, respectively. The aggregate proceeds from sales of investments in portfolio shares were $63,152,626 and $17,579,585 for the years ended December 31, 1998 and 1997, respectively.

     (4)  Deductions and Expenses

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

     The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Common Stock, Corporate Bond, and Money Market portfolios of the Conseco Series Trust which the fees are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $1,827,897 and $1,556,503 for the years ended December 31, 1998 and 1997, respectively.

     Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statement of Changes of Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $597,806 and $226,805 for the years ended December 31, 1998 and 1997, respectively.

(5)  Other Transactions With Affiliates

     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6)  Net Assets

     Net assets consisted of the following at December 31, 1998:
--------------------------------------------------------------------------------
Proceeds from the sales of units since organization,
   less cost of units redeemed ................................     $ 62,371,700
Undistributed net investment income ...........................      138,040,184
Undistributed net realized gains on sales of investments ......       45,389,205
Net unrealized appreciation of investments ....................       21,772,478
--------------------------------------------------------------------------------
     Net assets ...............................................     $267,573,567
================================================================================

Report of Independent Accountants

================================================================================

To The Board of Directors of Conseco Variable Insurance Company and Contract Owners of Great American Reserve Variable Annuity Account C

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Great American Reserve Variable Annuity Account C (the "Account") at December 31, 1998, and the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 10, 1999>>

================================================================================
                           Great American Reserve
                           Variable Annuity Account C
                           SPONSOR
                           Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                           Conseco Equity Sales, Inc. - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                                                                      [LOGO](SM)
                                                                      CONSECO(R)




                                        Conseco Variable  Insurance Company is a
                                        subsidiary of Conseco, Inc., a financial
                                        services  organization  headquartered in
                                        Carmel, Indiana. Conseco is dedicated to
                                        providing its customers  with  solutions
                                        for both  wealth  protection  and wealth
                                        creation.   Through  its   subsidiaries,
                                        Conseco is one of the  nation's  leading
                                        providers   of    supplemental    health
                                        insurance,     retirement     annuities,
                                        universal life  insurance,  and consumer
                                        and  commercial   finance  products  and
                                        services.



                                              Conseco Variable Insurance Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                        (C)  1999,  Conseco  Variable  Insurance
                                                      Company VA410 (2/99) 03861